ASSET RETIREMENT OBLIGATION (Tables)	12 Months Ended
Dec. 31, 2021
ASSET RETIREMENT OBLIGATION
Schedule of asset retirement obligation

	December 31, 2021	December 31, 2020
	$	$
Opening balance	621	621
New obligations	383	—
Accretion expense	5	—
Ending balance	1,009	621